Other Operating Income and Expenses - Schedule of Other Operating Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from assets received in lieu of payment
Gain on sales of assets received in lieu of payment	$ 3,684	$ 5,758	$ 3,287
Other income	5,079	1,659	30,622
Subtotals	8,763	7,417	33,909
Other income
Compensations from insurance companies		291	693
Lease contracts related income	71	265	819
Gain on sale of property, plant and equipment		101	14
Recovery of leased assets			59
Other leasing transactions operating income, subsidiaries	5,900	3,398	4,604
Gain on sale of leased assets	78	815	688
Other operating income	1,648	1,533	933
Revenue from insurance companies agreement		1,841	1,537
Other income for recovery foreign expenses	1,379	1,140	895
Recoveries from expenses provisions	5,983	8,700	15,739
Other minor income	2,003	1,346	481
Other income	8,404	2,431	5,207
Subtotals	25,466	21,861	31,669
Totals	$ 34,229	$ 29,278	$ 65,578